General and Administrative - Summary of General and Administrative Expense (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Significant non cash charges [abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	184.00%	181.00%	184.00%	181.00%